Share-based payment (Details) - $ / shares		1 Months Ended
	Sep. 14, 2015	Jul. 31, 2015
warrants [member]
Expected volatility		50.96%
Risk-free interest rate		0.96%
Expected dividend		0.00%
Expected life of the warrant		3
Fair value of conversion share		$ 7.0
Restricted Stock [member]
Expected volatility	55.56%
Risk-free interest rate	0.293%
Expected dividend	0.00%
Expected life of the restricted shares	0.5
Hypothetical fair value of conversion share	$ 1.0